Significant Accounting Policies - Accounts Receivable, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Allowance for credit losses	$ 0.0	$ 0.0